LEASES - Summary of cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 25,665	¥ 28,319
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 4,734	¥ 15,986